Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	917,151	0	684,687	1,060,719
Average exercise price	$ 177.97		$ 177.97	$ 131.64